SHAREHOLDERS' EQUITY - Ranges of exercise prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	551,809	914,915
Weighted average exercise price	$ 8.88	$ 8.19
Number of options exercisable	396,422
Weighted average exercise price of exercisable options	$ 7.17
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	551,809
Weighted average remaining contractual life (in years)	2 years 10 months 28 days
Weighted average exercise price	$ 8.88
Number of options exercisable	396,422
Weighted average exercise price of exercisable options	$ 7.17
Range Of Exercise Price $3.54-4.80 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	146,650
Weighted average remaining contractual life (in years)	11 months 26 days
Weighted average exercise price	$ 4.02
Number of options exercisable	146,650
Weighted average exercise price of exercisable options	$ 4.02
Range Of Exercise Price $5.00-6.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	104,668
Weighted average remaining contractual life (in years)	2 years 2 months 26 days
Weighted average exercise price	$ 6.85
Number of options exercisable	102,793
Weighted average exercise price of exercisable options	$ 6.86
Range Of Exercise Price $7.08-10.66 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	147,741
Weighted average remaining contractual life (in years)	3 years 6 months 18 days
Weighted average exercise price	$ 8.61
Number of options exercisable	103,172
Weighted average exercise price of exercisable options	$ 8.78
Range of Exercise Price 8.17-10.59 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	152,750
Weighted average remaining contractual life (in years)	4 years 7 months 9 days
Weighted average exercise price	$ 15.21
Number of options exercisable	43,807
Weighted average exercise price of exercisable options	$ 14.69